UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA North Carolina Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA North Carolina Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
North Carolina -      $  1,500   Alamance County, North Carolina, Industrial Facilities and Pollution Control
101.6%                           Financing Authority, IDR (Millender Project), VRDN, AMT, 4.08% due 12/01/2020 (a)     $    1,500

                         1,500   Buncombe County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Revenue Refunding Bonds (Industrial Development Alliance),
                                 VRDN, AMT, 4.22% due 8/01/2009 (a)                                                         1,500

                         1,230   Carrboro, North Carolina, BAN, 4.25% due 3/14/2007                                         1,236

                         8,090   Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN, Series A, 3.95%
                                 due 7/01/2016 (a)(c)                                                                       8,090

                         1,200   Durham County, North Carolina, Public Improvement, GO, VRDN, Series B, 4% due
                                 6/01/2007 (a)                                                                              1,205

                         2,370   Eagle Tax-Exempt Trust, North Carolina State, GO, VRDN, Series 2005-1001,
                                 Class A, 4.02% due 3/01/2023 (a)                                                           2,370

                         1,360   Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 4.13%
                                 due 6/01/2015 (a)                                                                          1,360

                         2,800   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (High Point Textiles Auxiliaries), Refunding, VRDN,
                                 AMT, 4.08% due 6/01/2012 (a)                                                               2,800

                         3,200   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Nat Sherman Building LLC), VRDN, AMT, 4.18% due
                                 3/01/2022 (a)                                                                              3,200

                           700   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Neal Manufacturing), VRDN, AMT, 4.05% due 11/01/2013 (a)           700

                         1,800   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Ornamental Products), VRDN, AMT, 4.05% due 12/01/2014 (a)        1,800

                         2,300   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Snider Tire Inc.), VRDN, AMT, 4.08% due 10/01/2019 (a)           2,300

                        12,415   Halifax County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Bonds, Exempt Facilities (Westmoreland), VRDN,
                                 4.02% due 12/01/2019 (a)                                                                  12,415

                           500   Harnett County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Edwards Brothers Inc. Project), VRDN, AMT, 4.08% due
                                 1/01/2007 (a)                                                                                500


Portfolio Abbreviations


To simplify the listings of CMA North Carolina Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


ACES (SM)    Adjustable Convertible Extendible Securities
AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
CP           Commercial Paper
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
PCR          Pollution Control Revenue Bonds
ROCS         Reset Option Certificates
VRDN         Variable Rate Demand Notes



CMA North Carolina Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
North Carolina        $  3,135   Lee County, North Carolina, Industrial Facilities and Pollution Control
(concluded)                      Financing Authority, IDR (Lee Central LLC Project), VRDN, AMT, 4.08% due
                                 12/01/2023 (a)                                                                         $   3,135

                         1,935   Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Packaging NC Project), VRDN, 4.09% due 10/01/2013 (a)            1,935

                         4,410   Little River Water District, North Carolina, BAN, 4.50% due 3/28/2007                      4,430

                         9,000   Martin County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Penco Products Project), VRDN, AMT, 4.09% due 9/01/2022 (a)      9,000

                           600   Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Ferguson Supply and Box Manufacturing),
                                 VRDN, AMT, 4.11% due 8/01/2010 (a)                                                           600

                         4,475   Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Southern Steel Company LLC Project),
                                 VRDN, AMT, 4.03% due 3/02/2015 (a)                                                         4,475

                         3,740   Mecklenburg County, North Carolina, M/F Housing Revenue Bonds (Sycamore Green
                                 Apartments), VRDN, 4.05% due 1/01/2022 (a)                                                 3,740

                        14,115   Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A, 4.01%
                                 due 3/16/2015 (a)                                                                         14,115

                           949   Newland, North Carolina, BAN, 4.50% due 9/20/2006                                            952

                         2,800   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Bonds (Albemarle Cotton Growers), VRDN, AMT, 4.08% due 7/01/2014 (a)                       2,800

                         6,810   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 4.08% due
                                 6/01/2016 (a)                                                                              6,810

                         1,307   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                 Bonds, MERLOTS, VRDN, Series 955-D, 4.01% due 1/01/2018 (a)(b)                             1,307

                         5,000   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-484, 4.01% due 1/01/2020 (a)(b)                             5,000

                         3,415   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                 Bonds, VRDN, Series G, 4% due 1/01/2018 (a)(b)                                             3,415

                         1,850   North Carolina Educational Facilities Finance Agency, Educational Facilities
                                 Revenue Bonds (Duke University Project), VRDN, Series A, 3.90% due 12/01/2017 (a)          1,850

                         1,260   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 15-C, 4.05%
                                 due 7/01/2032 (a)(d)                                                                       1,260

                         4,400   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 17-C, 4.05%
                                 due 7/01/2033 (a)                                                                          4,400

                         7,800   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C, 4.05%
                                 due 1/01/2035 (a)                                                                          7,800

                         3,800   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 22-B, 3.20%
                                 due 11/01/2006 (a)                                                                         3,800

                         9,650   North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                 (Novant Health Group), VRDN, Series A, 3.97% due 11/01/2034 (a)                            9,650

                         8,700   North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                 Memorial Health System), VRDN, Series B, 3.96% due 10/01/2035 (a)                          8,700

                         5,300   North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Equipment
                                 Financing Project), ACES, VRDN, 3.95% due 12/01/2025 (a)(c)                                5,300

                         4,225   North Carolina Medical Care Commission, Retirement Facilities Revenue Refunding
                                 Bonds (Aldersgate Project), VRDN, 4.10% due 1/01/2031 (a)                                  4,225

                         4,335   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                                 ROCS, VRDN, Series II-R-211, 4.01% due 1/01/2020 (a)(c)                                    4,335

                         3,715   North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
                                 (Guaranteed Student Loan), VRDN, AMT, Series A-2, 4.03% due 9/01/2035 (a)(b)               3,715

                         3,470   North Carolina State, Public Improvement, GO, VRDN, Series A, 4.50% due 3/01/2007 (a)      3,489

                         1,200   North Carolina State University-Raleigh, North Carolina, Revenue Bonds (Centennial
                                 Campus), VRDN, Series A, 3.90% due 12/15/2019 (a)(d)                                       1,200

                         2,100   North Carolina State University-Raleigh, North Carolina, Revenue Refunding Bonds,
                                 VRDN, Series B, 3.93% due 10/01/2027 (a)                                                   2,100

                         1,175   Onslow County, North Carolina, GO, VRDN, Refunding, 4% due 5/01/2007 (a)(f)                1,178

                           720   Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
                                 (Cessna Aircraft Company Project), VRDN, 4.05% due 10/01/2012 (a)                            720

                         6,715   Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN, AMT,
                                 4.05% due 11/01/2017 (a)(e)                                                                6,715

                         5,500   Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN, AMT,
                                 Series A, 4.04% due 5/01/2036 (a)(f)                                                       5,500

                         2,300   Rowan County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 4.08% due 4/01/2018 (a)           2,300

                         1,900   Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT, 4.25%
                                 due 11/01/2011 (a)                                                                         1,900

                         1,610   Sampson County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 4.13% due
                                 1/01/2012 (a)                                                                              1,610

                         2,654   Southwest Water District, North Carolina, GO, BAN, 4.25% due 10/25/2006                    2,662

                         2,200   Stanley County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Patrick Industries Project), VRDN, AMT, 4.25% due
                                 8/01/2010 (a)                                                                              2,200

                         2,620   Vance County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN,
                                 4.08% due 6/01/2015 (a)                                                                    2,620

                         4,200   Wake County, North Carolina, CP, 3.65% due 2/05/2007                                       4,200

                         1,700   Wilson County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 4.25% due
                                 6/01/2015 (a)                                                                              1,700

                                 Total Investments (Cost - $197,819*) - 101.6%                                            197,819
                                 Liabilities in Excess of Other Assets - (1.6%)                                           (3,078)
                                                                                                                       ----------
                                 Net Assets - 100.0%                                                                   $  194,741
                                                                                                                       ==========


*   Cost for federal income tax purposes.

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) AMBAC Insured.

(c) MBIA Insured.

(d) FSA Insured.

(e) FGIC Insured.

(f) XL Capital Insured.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA North Carolina Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA North Carolina Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA North Carolina Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006